RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
RESTRICTED NET ASSETS
Reserve fund as percentage of registered capital	50.00%	50.00%
Variable Interest Entity, Primary Beneficiary | CHINA
RESTRICTED NET ASSETS
Net assets restricted	¥ 4,055,608	$ 588,008
Minimum | Variable Interest Entity, Primary Beneficiary | CHINA
RESTRICTED NET ASSETS
Percentage of annual after tax profit to be allocated to reserve fund	10.00%
Statutory funds as a percentage of registered capital	50.00%
Minimum | Subsidiaries | CHINA
RESTRICTED NET ASSETS
Percentage of annual after tax profit to be allocated to reserve fund	10.00%